Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			18 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013	Feb. 13, 2013	Jan. 31, 2013 Inventory Insurance [Member]	Mar. 31, 2013 Inventory Insurance [Member]	Sep. 30, 2013 Inventory Insurance [Member]	Dec. 31, 2012 Inventory Insurance [Member]	Dec. 31, 2011 Inventory Insurance [Member]	Dec. 31, 2012 Inventory Insurance [Member]	Jul. 31, 2013 Business Interruption And Property [Member]	Jun. 30, 2013 Business Interruption And Property [Member]	Sep. 30, 2013 Business Interruption And Property [Member]	Dec. 31, 2012 Business Interruption And Property [Member]	Dec. 31, 2011 Business Interruption And Property [Member]	Dec. 31, 2012 Business Interruption And Property [Member]	Jun. 04, 2011 Revlon Venezuela [Member]	Dec. 31, 2012 Revlon Venezuela [Member]	Dec. 31, 2011 Revlon Venezuela [Member]	Dec. 31, 2010 Revlon Venezuela [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of consolidated net sales earned from subsidiary																							2.00%	2.00%	3.00%
Percentage of total assets held by subsidiary																							2.00%	2.00%	3.00%
Percentage of subsidiary's net sales earned from imported products																						50.00%			50.00%
Percentage of subsidiary's net sales earned from locally manufactured products																						50.00%			50.00%
Business interruption losses				$ 2.8	$ 9.7
Impairment loss related to net book value of assets destroyed by the fire		4.9
Cumulative Impairment and Business Interruption Losses related to fire damage					14.6
Unusual or Infrequent Item, Insurance Proceeds	26.3		17.5	6.6	19.7		26.3			3.4		3.4	3.7	4.7	8.4	14.1		14.1	2.9	15.0	17.9
Insurance recoveries			26.4 [1]	2.8	14.6		17.4 [1]				8.3	8.3 [1]			3.5 [1]		18.1	18.1 [1]			13.9 [1]
Deferred insurance income	8.9		0	8.9	5.1		8.9					0	4.9		4.9			0	4.0		4.0
Inventory insurance settlement										11.8
Business interruption and property insurance settlement								32.0
Demolition Costs			4.5
Bolivars exchange rate	5.5		6.30	5.5	5.5	4.3	5.5		6.30
Decrease in net sales from devaluation			(1.5)			(33.4)
Decrease In Operating Income From Devaluation			(0.5)			(8.4)
Venezuela devaluation foreign currency loss			$ (0.6)		$ (1.7)	$ (2.8)

[1]	The gain from insurance proceeds and income from insurance recoveries is included within selling, general and administrative ("SG&A") expenses in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in the respective periods.